Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,696,124	$ 2,794,108
Deferred debt issuance costs	(38,261)	(38,302)
Amortization of interest expense	9,515	2,562
Total	2,667,378	2,758,368
Short-term debt	10,190	10,190
Long-term Debt, Excluding Current Maturities, Total	$ 2,657,188	$ 2,748,178